Accounting Considerations relating to the Transaction	12 Months Ended
Dec. 31, 2024
Accounting Considerations relating to the Transaction [Abstract]
Accounting Considerations relating to the Transaction

4	Business Combinations
Acquisitions in 2023
On April 7, 2021, the Group entered into an agreement to acquire 100% of the issued share capital of Digital Gaming Corporation Limited ("DGC"), a company holding an exclusive license to use the Betway brand in the United States of America ("USA").
The purchase of DGC was conditional upon written consent from a number of different gaming authorities in the USA that gaming approvals for certain relevant jurisdictions and certain market access agreements would not be terminated due to the purchase of DGC. A closed period agreement was entered into on December 13, 2022 whereby even if the consents were received before January 1, 2023, the completion date of the agreement would not take place before January 1, 2023. These written consents were granted and the Group completed the DGC acquisition on January 1, 2023 (which is considered to be the acquisition date).
The fair value of the consideration transferred for the acquisition of DGC was in the form of cash of €11.7 million, paid upon the transaction closing. The Group also assumed the loan facility extended by Standard Bank to DGC as part of the transaction (see note 17), which is included in the fair value of identifiable liabilities assumed. The loan facility was settled in full on June 30, 2023 and the related restrictions on Group's cash related to this facility were lifted upon settlement. Acquisition costs related to the transaction were immaterial. The acquisition has been accounted for as a business combination in accordance with IFRS 3.
On August 1, 2023, the Group acquired 75% of the outstanding shares of SportCC ApS ("SportCC"), a company which provides sports data and content services and entered into a put and call option arrangement to acquire the remaining 25% outstanding shares. Management concluded that the put and call option gives the Group present ownership over the remaining shares not immediately acquired by the Group and, as such, has not recognized non-controlling interest.
The fair value of the consideration transferred for the acquisition of SportCC was in the form of cash of €6.8 million, contingent consideration of €0.6 million and the fair value of the put and call option over the remaining 25% of outstanding shares of €2.1 million. Acquisition costs related to the transaction were immaterial. The acquisition was accounted for as a business combination in accordance with IFRS 3.
On November 1, 2023, the Group acquired 100% of the outstanding shares of 15 Marketing Limited ("15 Marketing"), a company that provides marketing services. The fair value of the consideration transferred for the acquisition of 15 Marketing was in the form of deferred consideration of €2.1 million. Acquisition costs related to the transaction were immaterial. The acquisition was accounted for as a business combination in accordance with IFRS 3.

4	Business Combinations (continued)
The fair values of the identifiable assets and liabilities assumed as at the dates of acquisition were:

	Note	Digital Gaming Corporation Limited as at January 1, 2023 € '000s	SportCC ApS as at August 1, 2023 € '000s	15 Marketing Limited as at November 1, 2023 € '000s	Total € '000s
Assets
Property, plant and equipment	12	4,113	—	698	4,811
Customer databases	10	5,733	—	—	5,733
Licenses	10	32,574	—	—	32,574
Acquired technology	10	21,546	—	—	21,546
Income tax receivables		—	—	88	88
Right-of-use assets	13	2,117	—	2,078	4,195
Deferred tax assets		263	—	—	263
Trade and other receivables		11,572	402	4,300	16,274
Cash and cash equivalents		7,701	211	366	8,278
		85,619	613	7,530	93,762
Liabilities
Lease liabilities	13	(2,227)	—	(2,140)	(4,367)
Interest-bearing loans and borrowings		(120,989)	(3)	—	(120,992)
Trade and other payables		(23,503)	(374)	(2,969)	(26,846)
Customer liabilities		(2,577)	—	—	(2,577)
Deferred tax liabilities		(17)	—	(127)	(144)
Income tax payables		(3,475)	(7)	—	(3,482)
		(152,788)	(384)	(5,236)	(158,408)

Net identifiable assets (liabilities) acquired		(67,169)	229	2,294	(64,646)
Goodwill	10	78,872	9,303	—	88,175
Bargain purchase arising on acquisition		—	—	(209)	(209)
Purchase consideration		11,703	9,532	2,085	23,320

DGC had accumulated unused tax losses that could be deducted from future taxable profits. Given the uncertainty regarding DGC’s future profitability in the foreseeable future, a deferred tax asset for DGC’s unused tax losses was recognized only to the extent of the deferred tax liability recognized for the taxable temporary differences related to the identifiable intangible assets acquired in the business combination. Recognized deferred tax asset and deferred tax liability correspond to €16.9 million and were offset in the calculation of goodwill above. Unrecognized deferred tax assets related to the remainder of DGC’s unused tax losses amounted to €4.6 million at acquisition date.
The fair value of the trade receivables is the same as the gross amount of trade receivables, and it is expected that the full contractual amounts can be collected.
A business combination in which the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed exceeds the aggregate of the consideration transferred is considered a bargain purchase and this difference is recognized as a gain in the Consolidated Statement of Profit or Loss and Comprehensive Income as at the acquisition date.

4	Business Combinations (continued)
Goodwill arising on the acquisition comprise the value of expected synergies arising from the acquisition. The goodwill recognized on the acquisition of DGC of €78.9 million has been allocated to a separate DGC CGU, while the goodwill recognized on the acquisition of SportCC ApS of €9.3 million has been allocated to the Betway CGU. None of the goodwill recognized is expected to be deductible for income tax purposes.
Purchase consideration
The following table summarizes the acquisition date preliminary fair value of each major class of consideration transferred:

	Cash paid € '000s	Fair value of option € '000s	Deferred and contingent consideration € '000s	Total consideration transferred € '000s
Digital Gaming Corporation Limited	11,703	—	—	11,703
SportCC ApS	6,844	2,059	629	9,532
15 Marketing Limited	—	—	2,085	2,085
	18,547	2,059	2,714	23,320

The following table summarizes the net cash flows on acquisition:

	Cash paid € '000s	Net cash acquired with the subsidiaries € '000s	Net cash flow on acquisition € '000s
Digital Gaming Corporation Limited	(11,703)	7,701	(4,002)
SportCC ApS	(6,844)	211	(6,633)
15 Marketing Limited	—	366	366
	(18,547)	8,278	(10,269)

24	Accounting Considerations relating to the Transaction

24.1	Issued capital
As a result of the consummation of the transactions under the business combination agreement (hereinafter the "Business Combination Agreement") to effect a public listing of shares (hereinafter the "Transaction") on the New York Stock Exchange ("NYSE"), the pre-listing shareholders exchanged all issued shares in SGHC Limited ("SGHC") for newly issued shares in Super Group at a fixed ratio of 8.51 for 1. The issuance of these shares to SGHC shareholders prior to listing ("Pre-Closing Holders") has been presented as if the shares had been issued at the beginning of the earliest year presented.
On January 27, 2022 (the "Closing Date"), the Company completed the merger pursuant to the Business Combination Agreement, by and among SGHC, Super Group, Sports Entertainment Acquisition Corp ("SEAC"), a NYSE publicly traded special purpose acquisition company based in the United States, Super Group Holding Company Merger Sub, Inc ("Merger Sub"), a Delaware corporation and a wholly-owned subsidiary of Super Group, which resulted in the public listing of the Group.
SEAC was not considered a business as defined by IFRS 3, Business Combinations given it consisted predominantly of cash in a Trust Account. As Super Group acquired SEAC’s cash balance and other net assets and SEAC’s public listing through the issuance of its shares and warrants, the merger transaction was accounted for under IFRS 2, Share‐based Payment. Under this method of accounting, there is no acquisition accounting and no recognition of goodwill. SEAC was treated as the acquired company for financial reporting purposes.
The difference in the fair value of the SEAC's Consideration (i.e. 31,475,691 shares, 22,499,986 public warrants and 11,000,000 private warrants issued by Super Group) over the fair value of the identifiable net assets of SEAC represented a service for the listing of Super Group and was recognized as a share‐based payment expense.
The fair value of SEAC's Consideration on January 27, 2022 was as follows:
•Closing share price of SEAC’s shares as traded on NYSE which was $8.14 per share (€7.19), net of transaction costs, resulting in a value of €226.4 million.
•Closing price of SEAC’s public warrants as traded on NYSE which was $1.63 per warrant (€1.44), resulting in a value of €32.3 million.
•The valuation of the private warrants using the Black Scholes valuation at a total amount of €14.1 million.
The net assets of SEAC of €146.2 million (including cash and cash equivalents in the amount of €170.6 million) were assumed by Super Group and the issuance of ordinary shares and warrants by Super Group was recognized at fair value of €272.8 million, with the resulting difference amounting to €126.3 million representing the listing expense recognized on the transaction.

24	Accounting Considerations relating to the Transaction (continued)

24.1	Issued capital (continued)
Transaction fees related to the Transaction amounted to €24.5 million in the year ended December 31, 2022, of which €23.0 million were allocated to Pre-Closing Holders and expensed in the Consolidated Statement of Profit or Loss and Other Comprehensive Income with the remaining amount of €1.5 million allocated to new share ownership and applied as a reduction to share capital.
Concurrently with the execution of the Business Combination Agreement, Super Group, SGHC, and certain Pre-Closing Holders entered into repurchase agreements pursuant to which the Company repurchased a total of 24,993,271 shares from such shareholders. Loans were assumed in connection with the shares repurchased of €222.3 million with the Pre-Closing Holders in exchange for an agreed portion of their Super Group shares at a value of $10 (€8.9) per share. Subsequently in 2022, the amount was settled in cash for €224.3 million.

24.2	Warrants
Pursuant to the Business Combination Agreement, a total of 22,499,986 public and 11,000,000 private warrants were issued by Super Group as part of SEAC's Consideration. The warrants were initially classified as financial liabilities with any movements in the value of the warrants reflected in the Consolidated Statement of Profit or Loss and Other Comprehensive Income. Each warrant entitled the holder to purchase one Super Group ordinary share at a price of $11.50 per share, subject to certain adjustments.
In an attempt to simplify the Company’s capital structure, increase its public float, and reduce the potential dilutive impact of the warrants, the Group made an Offer to the holders of its public warrants wherein each public warrant holder was offered to receive 0.25 ordinary shares of the Group for each public warrant tendered by such holder and exchanged. This Offer was subject to a variety of conditions described in a Registration Statement filed with the U.S. Securities and Exchange Commission in November 2022 (the "Registration Statement"). If the Offer was accepted, the Company would require all outstanding public warrants to be converted to Super Group ordinary shares with the public warrant holders who consented to the amendment and tendered their warrants receiving 0.25 Super Group ordinary shares per public warrant and those who did not receiving 0.225 ordinary shares per public warrant. Further, if this Offer was accepted all private warrants would be cancelled for no consideration. Additionally, conditional on the completion of the Offer, each of the Pre-Closing Holders agreed to irrevocably and unconditionally waive their respective rights to receive earnout shares arising from the earnout obligation.
In December 2022, the Company announced that 21,328,401 (or 95%) of the Company’s outstanding public warrants were tendered prior to the expiration date and that it met the conditions set in the Registration Statement. Therefore, the Company would exercise its rights to exchange all non-tendered outstanding public warrants for Super Group ordinary shares at a ratio of 0.225 per warrant and cancel the remaining private placement warrants for no consideration.
Also in December 2022, the Company issued 5,332,141 Super Group ordinary shares in exchange for the 21,328,401 public warrants which were tendered to the Company discharging itself of any remaining liability for the tendered warrants as of this date. Later in December 2022 the Company issued 263,607 Super Group ordinary shares in exchange for the non-tendered public warrants and canceled the private warrants discharging itself of any remaining liability for the non-tendered public warrants and private warrants.
The fair value of the 5,595,748 Super Group ordinary shares issued in exchange for the public warrants was €16.4 million considering the price of Super Group ordinary shares at December 14, 2022 ($3.13 per share). The combined amount for changes in fair value during the year and upon the derecognition of €19.8 million was recorded in the ‘change in fair value of warrant liability’ line item within the Consolidated Statement of Profit and Loss and Other Comprehensive Income.

24	Accounting Considerations relating to the Transaction (continued)

24.2	Warrants (continued)
Immediately prior to derecognition, the fair value of the private placement warrants was €0.7 million. The combined amount for changes in the fair value during the year and up until the date the derecognition of €14.7 million was recorded in the "change in fair value of warrant liability" line item within the Consolidated Statement of Profit and Loss and Other Comprehensive Income. The derecognition of the private warrant liability was made with an offsetting entry to retained profit in the Statement of Changes in Equity, as all the private placement warrants were held by Pre-Closing Holders and, therefore, which represents a transaction with owners.
The total foreign exchange effect on public and private warrants combined of €5.2 million was recorded in the "foreign exchange on revaluation of warrants and earnout liabilities" line item within the Consolidated Statement of Profit and Loss and Other Comprehensive Income.

24.3	Earnout Reserves
Pursuant to the Business Combination Agreement, Pre‐Closing Holders were granted a contingent right to receive up to 50,969,088 earnout shares subject to attainment of certain stock price hurdles over a five‐year period from the Closing Date. The earnout shares were recognized in the same manner as a dividend and recorded to earnout reserves as they were giving value to existing shareholders. The earnout shares were valued at €250.0 million on the Closing Date using an option pricing model.
As outlined in the "Warrants" section above, the recipients of the earnout shares agreed to unconditionally waive their right to receive the earnout shares without any compensation if the Offer to public warrant holders was accepted. Therefore, upon the acceptance of the Offer in December 2022, the Group was discharged of any remaining liability for the earnout shares and the liability was derecognized at that date.
Immediately prior to derecognition, the fair value of the earnout shares was €32.5 million. The combined amount for changes in fair value during the year and up until the date of the derecognition of €237.4 million was recorded in the "change in fair value of earnout liability" line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
The foreign exchange effect on earnout of €19.9 million was recorded in the 'foreign exchange on revaluation of warrants and earnout liabilities' line item within the Consolidated Statement of Profit and Loss and Other Comprehensive Income.
As all the earnout shares were held by Pre-Closing Holders, management concluded that the derecognition of the liability represents a transaction with owners. Therefore, its derecognition was made with an offsetting entry to earnout reserve in the Statement of Changes in Equity. The remaining earnout reserve was derecognized with a reclassification entry recorded to retained profit.